Schedule of Investments International Equity Portfolio^

(Unaudited) September 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 96.9%
Austria 1.2%
25,905	BAWAG Group AG	$936,585	(a)

Belgium 0.7%
11,337	KBC Group NV	568,506

Canada 0.8%
4,458	Kinaxis, Inc.	656,237	*

China 1.2%
25,272	Alibaba Group Holding Ltd.	927,763	*

France 7.3%
3,942	Air Liquide SA	624,845
3,372	Arkema SA	357,514
8,232	Pernod-Ricard SA	1,312,476
8,941	Schneider Electric SE	1,111,356
5,393	Teleperformance	1,662,672
16,748	TOTAL SE	575,169	(b)
		5,644,032
Germany 11.4%
2,683	adidas AG	866,453	*
16,232	Brenntag AG	1,032,060
14,354	CTS Eventim AG & Co. KGaA	693,774	*
3,278	Deutsche Boerse AG	574,700
14,886	Gerresheimer AG	1,665,184
34,241	Infineon Technologies AG	965,109
1,331	SAP SE	207,261
10,020	SAP SE ADR	1,561,216
11,712	Scout24 AG	1,021,602	(a)
5,316	Stabilus SA	311,196
		8,898,555
Hong Kong 3.9%
80,800	AIA Group Ltd.	803,159
189,400	HKBN Ltd.	361,445
141,300	Techtronic Industries Co. Ltd.	1,878,682
		3,043,286
India 1.3%
72,624	Infosys Ltd. ADR	1,002,938

Ireland 5.6%
10,884	AerCap Holdings NV	274,168	*
43,422	CRH PLC	1,565,989
12,935	Kerry Group PLC Class A	1,656,786
20,941	Smurfit Kappa Group PLC	821,682
		4,318,625
Israel 2.1%
13,227	Check Point Software Technologies Ltd.	1,591,737	*

Italy 1.3%
51,010	Nexi SpA	1,022,353	*(a)

Japan 11.5%
25,200	Bridgestone Corp.	796,550
5,600	Daikin Industries Ltd.	1,034,735
10,200	Hoya Corp.	1,151,747
128,600	Ichigo, Inc.	375,278
4,600	Kao Corp.	345,325
108,300	Sanwa Holdings Corp.	1,148,343
11,400	SCSK Corp.	637,818
9,400	Shionogi & Co. Ltd.	503,128
8,700	TechnoPro Holdings, Inc.	544,720
17,700	Terumo Corp.	704,720
15,100	Tokio Marine Holdings, Inc.	660,694
16,100	Toyota Motor Corp.	1,068,557
		8,971,615
Luxembourg 0.4%
7,570	Befesa SA	303,705	(a)

Netherlands 6.6%
4,488	ASML Holding NV	1,657,746
11,265	Heineken NV	1,002,887	(b)
28,494	Intertrust NV	485,031	(a)
23,067	Koninklijke Philips NV	1,089,203	*
7,280	NXP Semiconductors NV	908,617
		5,143,484
Norway 0.7%
73,154	Sbanken ASA	528,710	*(a)

Singapore 0.8%
44,000	DBS Group Holdings Ltd.	646,859

Sweden 2.1%
55,536	Assa Abloy AB Class B	1,298,438	(b)
4,993	Autoliv, Inc.	363,890
		1,662,328
Switzerland 13.7%
17,093	Julius Baer Group Ltd.	725,980
1,503	Lonza Group AG	927,554
13,572	Novartis AG	1,178,380
969	Partners Group Holding AG	891,290
4,827	Roche Holding AG	1,653,443
264	SGS SA	707,477
68,428	SIG Combibloc Group AG	1,368,226
5,334	Sonova Holding AG	1,351,716	*
2,537	Tecan Group AG	1,261,689
52,787	UBS Group AG	589,784
		10,655,539
United Kingdom 20.5%
47,982	Barratt Developments PLC	294,260
12,113	Biffa PLC	33,906	(a)
58,931	Bunzl PLC	1,902,670
71,625	Clinigen Group PLC	647,366
15,698	DCC PLC	1,215,225
24,115	Diageo PLC	828,318
134,068	Electrocomponents PLC	1,228,893
35,461	Fevertree Drinks PLC	1,059,866
224,010	Ibstock PLC	450,018	*(a)
6,814	London Stock Exchange Group PLC	781,680
50,524	Prudential PLC	724,934
13,993	Reckitt Benckiser Group PLC	1,364,391
52,670	RELX PLC	1,172,331
48,414	Rightmove PLC	391,396
15,164	Savills PLC	152,416	*
43,245	Smith & Nephew PLC	847,140

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
18,773	Spectris PLC	$589,377
44,666	St. James's Place PLC	537,349
22,991	Unilever NV	1,396,182
18,300	Weir Group PLC	294,592
		15,912,310
United States 3.8%
7,040	Aon PLC Class A	1,452,352
14,675	Ferguson PLC	1,476,751
		2,929,103
Total Common Stocks (Cost $60,479,941)		75,364,270
Short-Term Investments 3.9%
Investment Companies 3.9%
2,237,356	State Street Institutional Treasury Money Market Fund Premier Class, 0.02%(c)	2,237,356
811,222	State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)	811,222	(d)
Total Short-Term Investments (Cost $3,048,578)		3,048,578
Total Investments 100.8% (Cost $63,528,519)		78,412,848
Liabilities Less Other Assets (0.8)%		(639,861)

Net Assets 100.0%		$77,772,987

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at September 30, 2020 amounted to $4,781,910, which represents 6.1% of net assets of the Fund.
(b)	The security or a portion of this security is on loan at September 30, 2020. Total value of all such securities at September 30, 2020 amounted to $785,886 for the Fund.
(c)	Represents 7-day effective yield as of September 30, 2020.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Trading Companies & Distributors	$5,914,542	7.5%
Health Care Equipment & Supplies	5,144,526	6.6%
Professional Services	4,572,231	5.9%
Life Sciences Tools & Services	4,501,793	5.8%
Beverages	4,203,547	5.4%
Capital Markets	4,100,783	5.3%
Software	4,016,451	5.2%
Insurance	3,641,139	4.7%
Semiconductors & Semiconductor Equipment	3,531,472	4.5%
Building Products	3,481,516	4.5%
Pharmaceuticals	3,334,951	4.3%
Banks	2,680,660	3.4%
IT Services	2,663,109	3.4%
Machinery	2,484,470	3.2%
Containers & Packaging	2,189,908	2.8%
Construction Materials	2,016,007	2.6%
Personal Products	1,741,507	2.2%
Food Products	1,656,786	2.1%
Interactive Media & Services	1,412,998	1.8%
Household Products	1,364,391	1.8%
Industrial Conglomerates	1,215,225	1.6%
Auto Components	1,160,440	1.5%
Electrical Equipment	1,111,356	1.4%
Automobiles	1,068,557	1.4%
Chemicals	982,359	1.3%
Internet & Direct Marketing Retail	927,763	1.2%
Textiles, Apparel & Luxury Goods	866,453	1.1%
Entertainment	693,774	0.9%
Electronic Equipment, Instruments & Components	589,377	0.8%
Oil, Gas & Consumable Fuels	575,169	0.7%
Real Estate Management & Development	527,694	0.7%
Diversified Telecommunication Services	361,445	0.5%
Commercial Services & Supplies	337,611	0.4%
Household Durables	294,260	0.4%
Short-Term Investments and Other Liabilities-Net	2,408,717	3.1%

	$77,772,987	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Austria	$—	$936,585	$—	$936,585
Belgium	—	568,506	—	568,506
China	—	927,763	—	927,763
France	—	5,644,032	—	5,644,032
Germany	1,561,216	7,337,339	—	8,898,555
Hong Kong	—	3,043,286	—	3,043,286
Ireland	274,168	4,044,457	—	4,318,625
Italy	—	1,022,353	—	1,022,353
Japan	—	8,971,615	—	8,971,615
Luxembourg	—	303,705	—	303,705
Netherlands	908,617	4,234,867	—	5,143,484
Norway	—	528,710	—	528,710
Singapore	—	646,859	—	646,859
Sweden	363,890	1,298,438	—	1,662,328
Switzerland	—	10,655,539	—	10,655,539
United Kingdom	—	15,912,310	—	15,912,310
United States	1,452,352	1,476,751	—	2,929,103
Other Common Stocks(a)	3,250,912	—	—	3,250,912
Total Common Stocks	7,811,155	67,553,115	—	75,364,270
Short-Term Investments	—	3,048,578	—	3,048,578
Total Investments	$7,811,155	$70,601,693	$—	$78,412,848

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^	A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

Schedule of Investments Mid Cap Growth Portfolio^

(Unaudited) September 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 99.3%
Aerospace & Defense 2.2%
35,000	Axon Enterprise, Inc.	$3,174,500	*
45,000	HEICO Corp.	4,709,700
12,500	Teledyne Technologies, Inc.	3,877,625	*
		11,761,825
Auto Components 0.7%
40,000	Aptiv PLC	3,667,200

Banks 1.1%
25,000	SVB Financial Group	6,015,500	*

Beverages 1.1%
6,500	Boston Beer Co., Inc. Class A	5,741,840	*

Biotechnology 4.8%
75,000	ACADIA Pharmaceuticals, Inc.	3,093,750	*
27,500	Ascendis Pharma A/S ADR	4,243,800	*
65,000	Exact Sciences Corp.	6,626,750	*
45,000	Global Blood Therapeutics, Inc.	2,481,300	*
37,500	Moderna, Inc.	2,653,125	*
32,500	Seattle Genetics, Inc.	6,359,925	*
		25,458,650
Capital Markets 2.1%
40,000	Cboe Global Markets, Inc.	3,509,600
50,000	Houlihan Lokey, Inc.	2,952,500
9,000	MarketAxess Holdings, Inc.	4,334,310
		10,796,410
Commercial Services & Supplies 3.2%
30,000	Cintas Corp.	9,984,900
65,000	Waste Connections, Inc.	6,747,000
		16,731,900
Containers & Packaging 1.0%
65,000	Ball Corp.	5,402,800

Diversified Consumer Services 2.1%
40,000	Bright Horizons Family Solutions, Inc.	6,081,600	*
67,500	Chegg, Inc.	4,822,200	*
		10,903,800
Electrical Equipment 2.5%
67,500	AMETEK, Inc.	6,709,500
34,000	Generac Holdings, Inc.	6,583,760	*
		13,293,260
Electronic Equipment, Instruments & Components 2.8%
35,000	Amphenol Corp. Class A	3,789,450
50,000	CDW Corp.	5,976,500
20,000	Zebra Technologies Corp. Class A	5,049,200	*
		14,815,150
Entertainment 1.9%
17,500	Roku, Inc.	3,304,000	*
27,500	Spotify Technology SA	6,670,675	*
		9,974,675
Equity Real Estate Investment Trusts 0.6%
10,000	SBA Communications Corp.	3,184,800

Food & Staples Retailing 1.2%
155,000	BJ's Wholesale Club Holdings, Inc.	6,440,250	*

Health Care Equipment & Supplies 7.2%
19,000	IDEXX Laboratories, Inc.	7,469,090	*
35,000	Insulet Corp.	8,280,650	*
15,000	Masimo Corp.	3,540,900	*
26,500	Penumbra, Inc.	5,151,070	*
15,000	Quidel Corp.	3,290,700	*
17,500	Teleflex, Inc.	5,957,350
15,000	West Pharmaceutical Services, Inc.	4,123,500
		37,813,260
Health Care Providers & Services 1.3%
50,000	Encompass Health Corp.	3,249,000
32,500	Quest Diagnostics, Inc.	3,720,925
		6,969,925
Health Care Technology 3.2%
27,500	Teladoc Health, Inc.	6,029,100	*(a)
37,500	Veeva Systems, Inc. Class A	10,544,625	*
		16,573,725
Hotels, Restaurants & Leisure 1.9%
5,000	Chipotle Mexican Grill, Inc.	6,218,550	*
40,000	Darden Restaurants, Inc.	4,029,600
		10,248,150
Household Products 1.2%
65,000	Church & Dwight Co., Inc.	6,091,150

Industrial Conglomerates 0.9%
12,500	Roper Technologies, Inc.	4,938,875

Interactive Media & Services 2.5%
32,500	IAC/InterActiveCorp.	3,892,850	*
30,000	Match Group, Inc.	3,319,500	*
140,000	Pinterest, Inc. Class A	5,811,400	*
		13,023,750
Internet & Direct Marketing Retail 0.5%
22,500	Etsy, Inc.	2,736,675	*

IT Services 8.7%
27,500	EPAM Systems, Inc.	8,890,200	*
20,000	Jack Henry & Associates, Inc.	3,251,800
32,500	MongoDB, Inc.	7,524,075	*
45,000	Okta, Inc.	9,623,250	*
42,500	Twilio, Inc. Class A	10,501,325	*
22,500	Wix.com Ltd.	5,734,125	*
		45,524,775
Life Sciences Tools & Services 3.6%
225,000	Avantor, Inc.	5,060,250	*
16,000	Bio-Rad Laboratories, Inc. Class A	8,247,360	*
155,000	PPD, Inc.	5,733,450	*
		19,041,060
Machinery 2.0%
40,000	IDEX Corp.	7,296,400
20,000	Stanley Black & Decker, Inc.	3,244,000
		10,540,400

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Media 0.7%
40,000	Nexstar Media Group, Inc. Class A	$3,597,200

Multiline Retail 0.6%
35,000	Ollie's Bargain Outlet Holdings, Inc.	3,057,250	*

Pharmaceuticals 2.0%
55,000	Catalent, Inc.	4,711,300	*
72,500	Horizon Therapeutics PLC	5,631,800	*
		10,343,100
Professional Services 2.7%
150,000	Clarivate PLC	4,648,500	*
11,000	CoStar Group, Inc.	9,333,610	*
		13,982,110
Road & Rail 1.1%
32,500	Old Dominion Freight Line, Inc.	5,879,900

Semiconductors & Semiconductor Equipment 7.8%
60,000	Entegris, Inc.	4,460,400
55,000	Inphi Corp.	6,173,750	*
35,000	KLA Corp.	6,780,900
225,000	Marvell Technology Group Ltd.	8,932,500
32,500	Monolithic Power Systems, Inc.	9,087,325
70,000	Teradyne, Inc.	5,562,200
		40,997,075
Software 16.8%
45,000	Avalara, Inc.	5,730,300	*
140,000	Cloudflare, Inc. Class A	5,748,400	*
25,000	Coupa Software, Inc.	6,856,000	*
50,000	Crowdstrike Holdings, Inc. Class A	6,866,000	*
45,000	DocuSign, Inc.	9,685,800	*
55,000	Everbridge, Inc.	6,915,150	*
42,500	Five9, Inc.	5,511,400	*
15,000	HubSpot, Inc.	4,383,450	*
42,500	Paylocity Holding Corp.	6,860,350	*
55,000	Q2 Holdings, Inc.	5,019,300	*
32,500	RingCentral, Inc. Class A	8,924,825	*
45,000	Splunk, Inc.	8,465,850	*
14,500	Trade Desk, Inc. Class A	7,522,310	*
		88,489,135
Specialty Retail 5.9%
25,000	Best Buy Co., Inc.	2,782,250
37,500	Burlington Stores, Inc.	7,728,375	*
55,000	CarMax, Inc.	5,055,050	*
50,000	Dick's Sporting Goods, Inc.	2,894,000
45,000	Five Below, Inc.	5,715,000	*
15,000	O'Reilly Automotive, Inc.	6,916,200	*
		31,090,875
Textiles, Apparel & Luxury Goods 0.2%
10,000	Columbia Sportswear Co.	869,800
Trading Companies & Distributors 1.2%
35,000	United Rentals, Inc.	6,107,500	*
Total Common Stocks (Cost $345,509,836)		522,103,750
Short-Term Investments 1.5%
Investment Companies 1.5%
1,606,040	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(b)	1,606,040
6,097,460	State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(b)	6,097,460	(c)
Total Short-Term Investments (Cost $7,703,500)		7,703,500
Total Investments 100.8% (Cost $353,213,336)		529,807,250
Liabilities Less Other Assets (0.8)%		(4,066,196)

Net Assets 100.0%		$525,741,054

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2020. Total value of all such securities at September 30, 2020 amounted to $6,028,442 for the Fund.
(b)	Represents 7-day effective yield as of September 30, 2020.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$522,103,750	$—	$—	$522,103,750
Short-Term Investments	—	7,703,500	—	7,703,500
Total Investments	$522,103,750	$7,703,500	$—	$529,807,250

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^

(Unaudited) September 30, 2020

NUMBER OF SHARES		VALUE

Common Stocks 94.5%
Aerospace & Defense 4.4%
27,550	General Dynamics Corp.	$3,813,746
28,600	Hexcel Corp.	959,530
		4,773,276
Auto Components 3.4%
40,500	Aptiv PLC	3,713,040

Banks 4.7%
105,400	BankUnited, Inc.	2,309,314
44,100	Comerica, Inc.	1,686,825
28,000	Truist Financial Corp.	1,065,400
		5,061,539
Beverages 2.2%
69,300	Molson Coors Brewing Co. Class B	2,325,708

Biotechnology 3.6%
34,000	Alexion Pharmaceuticals, Inc.	3,890,620	*

Building Products 2.7%
70,510	Johnson Controls International PLC	2,880,333

Capital Markets 1.0%
18,400	State Street Corp.	1,091,672

Chemicals 2.8%
43,100	Ashland Global Holdings, Inc.	3,056,652

Commercial Services & Supplies 1.5%
113,900	KAR Auction Services, Inc.	1,640,160

Communications Equipment 3.1%
39,700	Ciena Corp.	1,575,693	*
11,500	Motorola Solutions, Inc.	1,803,315
		3,379,008
Construction & Engineering 1.0%
8,700	Valmont Industries, Inc.	1,080,366

Electric Utilities 3.6%
59,100	Evergy, Inc.	3,003,462
30,300	OGE Energy Corp.	908,697
		3,912,159
Electronic Equipment, Instruments & Components 3.2%
20,000	CDW Corp.	2,390,600
17,500	Itron, Inc.	1,062,950	*
		3,453,550
Entertainment 2.6%
53,050	Lions Gate Entertainment Corp. Class A	502,914	*
267,650	Lions Gate Entertainment Corp. Class B	2,333,908	*
		2,836,822
Equity Real Estate Investment Trusts 2.0%
57,100	Regency Centers Corp.	2,170,942

Food & Staples Retailing 1.5%
39,400	BJ's Wholesale Club Holdings, Inc.	1,637,070	*

Food Products 4.3%
53,100	Hain Celestial Group, Inc.	1,821,330	*
70,000	TreeHouse Foods, Inc.	2,837,100	*
		4,658,430
Health Care Equipment & Supplies 4.2%
33,700	Zimmer Biomet Holdings, Inc.	4,587,918

Health Care Providers & Services 2.2%
75,400	MEDNAX, Inc.	1,227,512	*
6,400	Molina Healthcare, Inc.	1,171,456	*
		2,398,968
Hotels, Restaurants & Leisure 5.6%
141,700	MGM Resorts International	3,081,975
97,000	Wyndham Destinations, Inc.	2,983,720
		6,065,695
Independent Power and Renewable Electricity Producers 3.4%
124,400	AES Corp.	2,252,884
77,200	Vistra Energy Corp.	1,455,992
		3,708,876
Industrial Conglomerates 1.0%
8,700	Carlisle Cos, Inc.	1,064,619

IT Services 4.1%
32,300	Amdocs Ltd.	1,854,343
331,400	Conduent, Inc.	1,053,852	*
75,900	Perspecta, Inc.	1,476,255
		4,384,450
Machinery 0.9%
6,300	Stanley Black & Decker, Inc.	1,021,860

Mortgage Real Estate Investment Trusts 1.9%
138,900	Starwood Property Trust, Inc.	2,096,001

Multi-Utilities 1.5%
84,800	CenterPoint Energy, Inc.	1,640,880

Multiline Retail 1.9%
22,200	Dollar Tree, Inc.	2,027,748	*

Oil, Gas & Consumable Fuels 5.4%
37,900	EOG Resources, Inc.	1,362,126
89,900	ONEOK, Inc.	2,335,602
15,500	Phillips 66	803,520
69,000	Williams Cos., Inc.	1,355,850
		5,857,098
Semiconductors & Semiconductor Equipment 5.7%
15,900	Entegris, Inc.	1,182,006
16,800	NXP Semiconductors NV	2,096,808
20,100	Skyworks Solutions, Inc.	2,924,550
		6,203,364
Software 2.3%
76,200	Nuance Communications, Inc.	2,529,078	*

Specialty Retail 1.5%
407,000	Chico's FAS, Inc.	395,808
43,900	Children's Place, Inc.	1,244,565
		1,640,373
Technology Hardware, Storage & Peripherals 1.7%
51,621	Western Digital Corp.	1,886,748

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Trading Companies & Distributors 3.6%
91,400	AerCap Holdings NV	$2,302,366	*
37,700	HD Supply Holdings, Inc.	1,554,748	*
		3,857,114
Total Common Stocks (Cost $100,293,731)		102,532,137
Short-Term Investments 5.0%
Investment Companies 5.0%
5,401,993	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(a) (Cost $5,401,993)	5,401,993
Total Investments 99.5% (Cost $105,695,724)		107,934,130
Other Assets Less Liabilities 0.5%		506,043

Net Assets 100.0%		$108,440,173

*	Non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2020.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$102,532,137	$—	$—	$102,532,137
Short-Term Investments	—	5,401,993	—	5,401,993
Total Investments	$102,532,137	$5,401,993	$—	$107,934,130

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) September 30, 2020

PRINCIPAL AMOUNT		VALUE
Mortgage-Backed Securities 44.1%
Adjustable Mixed Balance 0.1%
$119,949	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1M USD LIBOR + 1.13%), 1.28%, due 6/19/2034	$121,196	(a)

Collateralized Mortgage Obligations 8.6%
812,964	Angel Oak Mortgage Trust, Ser. 2019-6, Class A1, 2.62%, due 11/25/2059	821,028	(b)(c)
	Fannie Mae Connecticut Avenue Securities
478,742	Ser. 2017-C04, Class 2M2, (1M USD LIBOR + 2.85%), 3.00%, due 11/25/2029	475,138	(a)
400,389	Ser. 2017-C06, Class 2M2, (1M USD LIBOR + 2.80%), 2.95%, due 2/25/2030	399,347	(a)
381,828	Ser. 2017-C07, Class 2M2, (1M USD LIBOR + 2.50%), 2.65%, due 5/25/2030	377,969	(a)
348,539	Ser. 2018-C02, Class 2M2, (1M USD LIBOR + 2.20%), 2.35%, due 8/25/2030	337,165	(a)
738,070	Ser. 2018-C04, Class 2M2, (1M USD LIBOR + 2.55%), 2.70%, due 12/25/2030	724,923	(a)
444,251	Ser. 2018-C05, Class 1M2, (1M USD LIBOR + 2.35%), 2.50%, due 1/25/2031	435,746	(a)
871,870	Ser. 2020-R02, Class 2M1, (1M USD LIBOR + 0.75%), 0.90%, due 1/25/2040	869,655	(a)(c)
714,110	Ser. 2020-R01, Class 1M1, (1M USD LIBOR + 0.80%), 0.95%, due 1/25/2040	711,147	(a)(c)
	Freddie Mac Structured Agency Credit Risk Debt Notes
630,996	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 3.40%, due 7/25/2029	646,191	(a)
465,322	Ser. 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 2.45%, due 9/25/2030	457,712	(a)
205,268	Ser. 2020-DNA1, Class M1, (1M USD LIBOR + 0.70%), 0.85%, due 1/25/2050	205,041	(a)(c)
334,494	Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits, Ser. 2020-HQA1, Class M1, (1M USD LIBOR + 0.75%), 0.90%, due 1/25/2050	333,895	(a)(c)
	GCAT Trust
739,544	Ser. 2019-NQM2, Class A1, 2.86%, due 9/25/2059	753,393	(c)(d)
882,719	Ser. 2019-NQM3, Class A1, 2.69%, due 11/25/2059	901,565	(b)(c)
299,662	Starwood Mortgage Residential Trust, Ser. 2019-INV1, Class A1, 2.61%, due 9/27/2049	304,043	(b)(c)
		8,753,958
Commercial Mortgage-Backed 21.4%
372,379	BBCMS Mortgage Trust, Ser. 2017-C1, Class A1, 2.01%, due 2/15/2050	374,102
1,110,000	BBCMS Trust, Ser. 2013-TYSN, Class B, 4.04%, due 9/5/2032	1,094,622	(c)
512,386	BX Commercial Mortgage Trust, Ser. 2018-IND, Class A, (1M USD LIBOR + 0.75%), 0.90%, due 11/15/2035	512,386	(a)(c)
320,000	BXMT Ltd., Ser. 2020-FL2, Class A, (1M USD LIBOR + 0.90%), 1.05%, due 2/16/2037	314,415	(a)(c)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	CD Mortgage Trust
$236,017	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/2050	$236,955
720,585	Ser. 2017-CD5, Class A1, 2.03%, due 8/15/2050	725,975
	Citigroup Commercial Mortgage Trust
569,273	Ser. 2012-GC8, Class AAB, 2.61%, due 9/10/2045	576,842
605,564	Ser. 2016-P3, Class A2, 2.74%, due 4/15/2049	607,439
467,967	Ser. 2016-P6, Class A1, 1.88%, due 12/10/2049	469,090
1,052,672	Ser. 2018-C5, Class A1, 3.13%, due 6/10/2051	1,073,227
	Commercial Mortgage Trust
1,111,000	Ser. 2012 -CR4, Class AM, 3.25%, due 10/15/2045	1,116,674
13,064,359	Ser. 2014-CR18, Class XA, 1.15%, due 7/15/2047	402,939	(b)(e)
	CSAIL Commercial Mortgage Trust
20,154,503	Ser. 2016-C5, Class XA, 1.06%, due 11/15/2048	666,586	(b)(e)
783,272	Ser. 2017-CX10, Class A1, 2.23%, due 11/15/2050	791,047
412,707	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 8/10/2049	413,293
450,050	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A3, 5.00%, due 11/10/2046	451,147	(c)
	Freddie Mac Multiclass Certificates
2,420,000	Ser. 2020-RR03, Class X1, 1.71%, due 7/27/2028	272,362	(e)
1,500,000	Ser. 2020-RR02, Class DX, 1.82%, due 9/27/2028	181,553	(b)(e)
1,535,000	Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	136,992	(b)(e)
26,765,225	Freddie Mac Multifamily Structured Pass Through Certificates, Ser. K737, Class X1, 0.75%, due 10/25/2026	903,640	(b)(e)
1,000,000	FREMF Mortgage Trust, Ser. 2014-K714, Class B, 4.40%, due 1/25/2047	999,089	(b)(c)
	GS Mortgage Securities Trust
520,000	Ser. 2019-BOCA, Class A, (1M USD LIBOR + 1.20%), 1.35%, due 6/15/2038	507,063	(a)(c)
915,000	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	830,588	(c)
381,802	Ser. 2011-GC3, Class A4, 4.75%, due 3/10/2044	382,940	(c)
95,000	Ser. 2012-GCJ7, Class B, 4.74%, due 5/10/2045	97,541
109,919,835	Ser. 2013-GC13, Class XA, 0.10%, due 7/10/2046	252,991	(b)(e)
37,861	Ser. 2015-GS1, Class A1, 1.94%, due 11/10/2048	37,867
928,591	JPMBB Commercial Mortgage Securities Trust, Ser. 2013-C12, Class ASB, 3.16%, due 7/15/2045	944,549
	Morgan Stanley Bank of America Merrill Lynch Trust
166,000	Ser. 2013-C9, Class B, 3.71%, due 5/15/2046	170,141	(b)
560,318	Ser. 2017-C33, Class A1, 2.03%, due 5/15/2050	563,632
	Morgan Stanley Capital I Trust
1,423,851	Ser. 2011-C2, Class A4, 4.66%, due 6/15/2044	1,458,693	(c)
764,000	Ser. 2022-C4, Class A4, 3.24%, due 3/15/2045	777,437
172,785	Ser. 2011-C1, Class A4, 5.03%, due 9/15/2047	173,613	(b)(c)
242,345	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/2048	242,446
114,879	UBS Commercial Mortgage Trust, Ser. 2017-C1, Class A1, 1.89%, due 6/15/2050	115,198
	Wells Fargo Commercial Mortgage Trust
407,763	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/2049	408,126
1,785,037	Ser. 2018-C45, Class A1, 3.13%, due 6/15/2051	1,832,555
19,869,765	WF-RBS Commercial Mortgage Trust, Ser. 2014-LC14, Class XA, 1.36%, due 3/15/2047	612,829	(b)(e)
		21,728,584
Fannie Mae 4.8%
	Pass-Through Certificates
1,024,490	3.00%, due 9/1/2027	1,074,706
1,232,703	4.50%, due 5/1/2041 – 5/1/2044	1,380,319

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$2,311,877	2.50%, due 5/1/2050	$2,426,683
		4,881,708
Freddie Mac 9.2%
	Pass-Through Certificates
497,991	3.50%, due 5/1/2026	526,764
674,920	3.00%, due 1/1/2027	708,964
639,468	4.50%, due 11/1/2039	717,609
7,012,464	2.50%, due 6/1/2050 – 8/1/2050	7,360,696
		9,314,033
Total Mortgage-Backed Securities (Cost $44,602,336)		44,799,479
Corporate Bonds 36.2%
Advertising 0.1%
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, due 6/15/2025	144,200	(c)

Aerospace & Defense 1.7%
1,290,000	Boeing Co., 4.88%, due 5/1/2025	1,407,210
35,000	Howmet Aerospace, Inc., 6.88%, due 5/1/2025	38,675
230,000	TransDigm, Inc., 6.25%, due 3/15/2026	241,166	(c)
		1,687,051
Agriculture 0.5%
535,000	BAT Capital Corp., 2.26%, due 3/25/2028	536,304

Airlines 0.9%
140,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	153,695	(c)
535,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	549,044	(c)
170,000	United Airlines Holdings, Inc., 4.25%, due 10/1/2022	157,250	(f)
		859,989
Auto Manufacturers 2.3%
	Ford Motor Credit Co. LLC
500,000	3.81%, due 10/12/2021	501,250
435,000	5.13%, due 6/16/2025	448,594
	General Motors Financial Co., Inc.
530,000	2.75%, due 6/20/2025	542,889
400,000	2.70%, due 8/20/2027	398,178
370,000	Volkswagen Group of America Finance LLC, 3.35%, due 5/13/2025	403,938	(c)
		2,294,849
Auto Parts & Equipment 0.4%
40,000	Adient U.S. LLC, 9.00%, due 4/15/2025	44,100	(c)
230,000	Goodyear Tire & Rubber Co., 9.50%, due 5/31/2025	249,557
60,000	Meritor, Inc., 6.25%, due 6/1/2025	62,700	(c)
		356,357
Banks 7.6%
550,000	Banco Santander SA, 2.75%, due 5/28/2025	577,957
650,000	Bank of America Corp., Ser. L, 3.95%, due 4/21/2025	721,787
1,070,000	Citigroup, Inc., 3.35%, due 4/24/2025	1,157,474	(g)
1,925,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 0.75%), 1.01%, due 2/23/2023	1,931,233	(a)
700,000	JPMorgan Chase & Co., 2.30%, due 10/15/2025	736,354	(g)
1,065,000	Lloyds Banking Group PLC, 1.33%, due 6/15/2023	1,072,716	(g)
1,510,000	Morgan Stanley, (SOFR + 0.70%), 0.78%, due 1/20/2023	1,513,065	(a)
		7,710,586

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Biotechnology 1.1%
	Gilead Sciences, Inc.
$565,000	(3M USD LIBOR + 0.52%), 0.74%, due 9/29/2023	$565,670	(a)
535,000	1.20%, due 10/1/2027	535,865
		1,101,535
Chemicals 0.4%
250,000	NOVA Chemicals Corp., 5.25%, due 8/1/2023	246,250	(c)
190,000	Valvoline, Inc., 4.38%, due 8/15/2025	195,463
		441,713
Commercial Services 0.6%
95,000	Jaguar Holding Co. II/PPD Development L.P., 4.63%, due 6/15/2025	97,850	(c)
240,000	Nielsen Co. Luxembourg S.a.r.l., 5.00%, due 2/1/2025	243,900	(c)(f)
240,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, due 4/15/2024	251,400	(c)
		593,150
Distribution - Wholesale 0.3%
290,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	289,994	(c)
50,000	Performance Food Group, Inc., 6.88%, due 5/1/2025	53,250	(c)
		343,244
Diversified Financial Services 1.6%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
800,000	4.50%, due 9/15/2023	824,189
540,000	6.50%, due 7/15/2025	582,854
240,000	Springleaf Finance Corp., 6.13%, due 3/15/2024	251,400
		1,658,443
Electric 0.2%
280,000	Talen Energy Supply LLC, 10.50%, due 1/15/2026	212,800	(c)

Entertainment 0.5%
260,000	Live Nation Entertainment, Inc., 4.88%, due 11/1/2024	251,550	(c)
230,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	244,663	(c)
		496,213
Food Service 0.2%
	Aramark Services, Inc.
150,000	5.00%, due 4/1/2025	152,160	(c)(f)
80,000	6.38%, due 5/1/2025	83,334	(c)
		235,494
Healthcare - Services 0.3%
255,000	MEDNAX, Inc., 5.25%, due 12/1/2023	257,430	(c)

Home Builders 0.2%
230,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, due 6/15/2024	248,400

Housewares 0.0%(h)
40,000	CD&R Smokey Buyer, Inc., 6.75%, due 7/15/2025	42,200	(c)

Leisure Time 0.1%
95,000	Carnival Corp., 10.50%, due 2/1/2026	105,213	(c)

Machinery - Construction & Mining 0.2%
240,000	Terex Corp., 5.63%, due 2/1/2025	237,600	(c)

Machinery-Diversified 0.6%
585,000	Otis Worldwide Corp., (3M USD LIBOR + 0.45%), 0.75%, due 4/5/2023	585,355	(a)

Media 1.9%
430,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, due 7/23/2025	497,024
380,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	352,021	(c)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$550,000	Fox Corp., 3.05%, due 4/7/2025	$602,143
180,000	iHeartCommunications, Inc., 6.38%, due 5/1/2026	187,519
310,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, due 9/15/2026	309,935	(c)
		1,948,642
Miscellaneous Manufacturer 1.1%
1,000,000	General Electric Capital Corp., (3M USD LIBOR + 1.00%), 1.25%, due 3/15/2023	998,190	(a)
70,000	Hillenbrand, Inc., 5.75%, due 6/15/2025	74,987
		1,073,177
Oil & Gas 3.2%
260,000	Apache Corp., 4.63%, due 11/15/2025	247,813
1,000,000	BP Capital Markets America, Inc., (3M USD LIBOR + 0.65%), 0.88%, due 9/19/2022	1,001,358	(a)
	Occidental Petroleum Corp.
100,000	3.13%, due 2/15/2022	94,516
1,750,000	2.70%, due 8/15/2022	1,635,147
90,000	PDC Energy, Inc., 5.75%, due 5/15/2026	83,925
150,000	WPX Energy, Inc., 5.25%, due 9/15/2024	156,750
		3,219,509
Pharmaceuticals 2.5%
1,980,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 0.90%, due 11/21/2022	1,989,084	(a)(c)
370,000	Upjohn, Inc., 1.65%, due 6/22/2025	378,668	(c)
140,000	Valeant Pharmaceuticals Int’l, Inc., 5.50%, due 11/1/2025	143,325	(c)
		2,511,077
Pipelines 2.7%
340,000	Buckeye Partners L.P., 4.35%, due 10/15/2024	333,625
250,000	DCP Midstream Operating L.P., 3.88%, due 3/15/2023	247,300
130,000	EQM Midstream Partners L.P., 6.00%, due 7/1/2025	134,062	(c)
210,000	Genesis Energy L.P./Genesis Energy Finance Corp., 6.00%, due 5/15/2023	190,575
604,000	Kinder Morgan, Inc., 5.63%, due 11/15/2023	680,508	(c)
660,000	MPLX L.P., 4.88%, due 6/1/2025	748,108
90,000	Rattler Midstream L.P., 5.63%, due 7/15/2025	90,675	(c)
140,000	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.50%, due 10/1/2025	140,567	(c)
140,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.13%, due 2/1/2025	139,650
		2,705,070
Real Estate 0.3%
	Realogy Group LLC/Realogy Co-Issuer Corp.
220,000	4.88%, due 6/1/2023	217,800	(c)
115,000	7.63%, due 6/15/2025	120,463	(c)
		338,263
Real Estate Investment Trusts 0.5%
240,000	ESH Hospitality, Inc., 5.25%, due 5/1/2025	242,400	(c)
115,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, due 6/15/2025	117,300	(c)
150,000	RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, due 4/15/2023	146,890
		506,590
Retail 0.3%
150,000	Penske Automotive Group, Inc., 5.38%, due 12/1/2024	152,327
190,000	Staples, Inc., 7.50%, due 4/15/2026	175,077	(c)
		327,404
Semiconductors 1.0%
750,000	Broadcom, Inc., 3.15%, due 11/15/2025	808,928

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$225,000	Microchip Technology, Inc., 4.25%, due 9/1/2025	$233,411	(c)
		1,042,339
Software 0.7%
145,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, due 1/31/2026	147,628	(c)
540,000	Infor, Inc., 1.45%, due 7/15/2023	547,385	(c)
		695,013
Telecommunications 2.2%
550,000	AT&T, Inc., 1.65%, due 2/1/2028	550,593
450,000	Numericable-SFR SA, 7.38%, due 5/1/2026	471,555	(c)
550,000	T-Mobile USA, Inc., 3.50%, due 4/15/2025	603,471	(c)
550,000	Verizon Communications, Inc., 2.63%, due 8/15/2026	600,010
		2,225,629
Total Corporate Bonds (Cost $36,392,929)		36,740,839
Asset-Backed Securities 8.0%
234,948	Ally Auto Receivables Trust, Ser. 2018-1, Class A3, 2.35%, due 6/15/2022	236,161
500,000	Benefit Street Partners CLO XIX Ltd., Ser. 2019-19A, Class D, (3M USD LIBOR + 3.80%), 4.08%, due 1/15/2033	496,175	(a)(c)
916,317	Consumer Loan Underlying Bond Club Certificate Issuer Trust I, Ser. 2019-HP1, Class A, 2.59%, due 12/15/2026	926,697	(c)
456,985	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, (1M USD LIBOR + 0.22%), 0.36%, due 9/26/2033	453,493	(a)
475,073	Lending Point Asset Securitization Trust, Ser. 2020-1, Class A, 2.51%, due 2/10/2026	475,354	(c)
500,000	Mariner CLO LLC, Ser. 2015-1A, Class DR2, (3M USD LIBOR + 2.85%), 3.12%, due 4/20/2029	477,008	(a)(c)
574,551	Marlette Funding Trust, Ser. 2020-1A, Class A, 2.24%, due 3/15/2030	578,902	(c)
500,000	Milos CLO Ltd., Ser. 2017-1A, Class DR, (3M USD LIBOR + 2.75%), 3.02%, due 10/20/2030	463,608	(a)(c)
500,000	OHA Loan Funding Ltd., Ser. 2016-1A, Class DR, (3M USD LIBOR + 3.00%), 3.27%, due 1/20/2033	464,569	(a)(c)
500,000	Palmer Square CLO Ltd., Ser. 2015-2A, Class CR2, (3M USD LIBOR + 2.75%), 3.02%, due 7/20/2030	467,902	(a)(c)
583,743	SLM Student Loan Trust, Ser. 2013-2, Class A, (1M USD LIBOR + 0.45%), 0.60%, due 6/25/2043	568,252	(a)
652,716	SoFi Consumer Loan Program Trust, Ser. 2020-1, Class A, 2.02%, due 1/25/2029	659,674	(c)
500,000	Symphony CLO XXII Ltd., Ser. 2020-22A, Class D, (3M USD LIBOR + 3.15%), 4.46%, due 4/18/2033	470,252	(a)(c)
500,000	TICP CLO VII Ltd., Ser. 2017-7A, Class DR, (3M USD LIBOR + 3.20%), 3.48%, due 4/15/2033	470,294	(a)(c)
500,000	TICP CLO XV Ltd., Ser. 2020-15A, Class D, (3M USD LIBOR + 3.15%), 4.79%, due 4/20/2033	488,558	(a)(c)
500,000	TRESTLES CLO III Ltd., Ser. 2020-3A, Class D, (3M USD LIBOR + 3.25%), 3.52%, due 1/20/2033	476,866	(a)(c)
Total Asset-Backed Securities (Cost $8,337,043)		8,173,765

NUMBER OF SHARES
Short-Term Investments 11.4%
Investment Companies 11.4%
10,989,674	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(i)	10,989,674	(j)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
568,595	State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(i)	$568,595	(k)

	Total Short-Term Investments (Cost $11,558,269)	11,558,269

	Total Investments 99.7% (Cost $100,890,577)	101,272,352

	Other Assets Less Liabilities 0.3%	306,636	(l)

	Net Assets 100.0%	$101,578,988

(a)	Variable or floating rate security. The interest rate shown was the current rate as of September 30, 2020 and changes periodically.
(b)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.
(c)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At September 30, 2020, these securities amounted to $30,003,954, which represents 29.5% of net assets of the Fund.
(d)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of September 30, 2020.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(f)	The security or a portion of this security is on loan at September 30, 2020. Total value of all such securities at September 30, 2020 amounted to $560,186 for the Fund.
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Represents less than 0.05% of net assets of the Fund.
(i)	Represents 7-day effective yield as of September 30, 2020.
(j)	All or a portion of this security is segregated in connection with obligations for futures with a total value of $10,989,674.
(k)	Represents investment of cash collateral received from securities lending.
(l)	Includes the impact of the Fund's open positions in derivatives at September 30, 2020.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At September 30, 2020, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2020	239	U.S. Treasury Note, 2 Year	$52,809,664	$26,576
Total Long Positions			$52,809,664	$26,576

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2020	4	U.S. Treasury Bond, Ultra 10 Year	$(639,688)	$(1,687)
12/2020	125	U.S. Treasury Note, 5 Year	(15,753,906)	(16,508)
12/2020	6	U.S. Treasury Note, 10 Year	(837,188)	(922)
Total Short Positions			$(17,230,782)	$(19,117)
Total Futures				$7,459

At September 30, 2020, the Fund had $188,760 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities(a)	$—	$44,799,479	$—	$44,799,479
Corporate Bonds(a)	—	36,740,839	—	36,740,839
Asset-Backed Securities	—	8,173,765	—	8,173,765
Short-Term Investments	—	11,558,269	—	11,558,269
Total Investments	$—	$101,272,352	$—	$101,272,352

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of September 30, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$26,576	$—	$—	$26,576
Liabilities	(19,117)	—	—	(19,117)
Total	$7,459	$—	$—	$7,459

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^

(Unaudited) September 30, 2020

NUMBER OF SHARES		VALUE
Common Stocks 98.7%
Auto Components 2.5%
159,759	Aptiv PLC	$14,646,705

Banks 4.5%
176,900	JPMorgan Chase & Co.	17,030,163
273,427	U.S. Bancorp	9,802,358
		26,832,521
Biotechnology 1.3%
13,575	Regeneron Pharmaceuticals, Inc.	7,599,014	*

Capital Markets 2.9%
173,662	Intercontinental Exchange, Inc.	17,374,883

Communications Equipment 1.7%
48,256	Arista Networks, Inc.	9,985,614	*

Electric Utilities 0.9%
65,464	Eversource Energy	5,469,517

Electrical Equipment 4.8%
174,653	Vestas Wind Systems A/S	28,225,054

Electronic Equipment, Instruments & Components 2.9%
67,255	Zebra Technologies Corp. Class A	16,979,197	*

Health Care Equipment & Supplies 7.7%
61,510	Becton, Dickinson & Co.	14,312,147
81,535	Danaher Corp.	17,556,932
129,344	Medtronic PLC	13,441,428
		45,310,507
Health Care Providers & Services 5.1%
139,075	AmerisourceBergen Corp.	13,479,149
99,848	Cigna Corp.	16,915,250
		30,394,399
Hotels, Restaurants & Leisure 3.2%
666,583	Compass Group PLC	10,013,252
103,547	Starbucks Corp.	8,896,758
		18,910,010
Household Products 1.4%
104,461	Colgate-Palmolive Co.	8,059,166

Insurance 2.7%
166,710	Progressive Corp.	15,782,436

Interactive Media & Services 3.7%
14,962	Alphabet, Inc. Class A	21,928,307	*

Internet & Direct Marketing Retail 1.0%
3,487	Booking Holdings, Inc.	5,965,141	*

IT Services 8.7%
55,112	Accenture PLC Class A	12,454,761
268,942	Cognizant Technology Solutions Corp. Class A	18,669,954
60,161	MasterCard, Inc. Class A	20,344,645
		51,469,360
Machinery 4.0%
103,628	Otis Worldwide Corp.	6,468,460
104,847	Stanley Black & Decker, Inc.	17,006,183
		23,474,643
Materials 2.0%
17,168	Sherwin-Williams Co.	11,961,632

Media 5.9%
487,152	Comcast Corp. Class A	22,535,652
556,768	Discovery, Inc. Class A	12,120,839	*
		34,656,491
Multi-Utilities 1.8%
913,047	National Grid PLC	10,487,387

Personal Products 3.0%
297,152	Unilever NV	17,947,981

Pharmaceuticals 3.0%
51,813	Roche Holding AG	17,748,054

Road & Rail 2.1%
156,293	CSX Corp.	12,139,277

Semiconductors & Semiconductor Equipment 4.5%
186,633	Texas Instruments, Inc.	26,649,326

Software 9.1%
18,496	ANSYS, Inc.	6,052,446	*
44,576	Intuit, Inc.	14,541,137
157,584	Microsoft Corp.	33,144,643
		53,738,226
Specialty Retail 2.6%
101,786	Advance Auto Parts, Inc.	15,624,151

Trading Companies & Distributors 5.7%
107,240	United Rentals, Inc.	18,713,380	*
41,363	W.W. Grainger, Inc.	14,757,078
		33,470,458
Total Common Stocks (Cost $400,403,286)		582,829,457
Short-Term Investments 0.9%

PRINCIPAL AMOUNT

Certificates of Deposit 0.0%(a)
$100,000	Self Help Credit Union, 0.25%, due 10/29/2020	100,000
100,000	Self Help Federal Credit Union, 0.25%, due 12/13/2020	100,000
		200,000

NUMBER OF SHARES

Investment Companies 0.9%
5,244,786	State Street Institutional Treasury Money Market Fund Premier Class, 0.02%(b)	5,244,786
Total Short-Term Investments (Cost $5,444,786)		5,444,786

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^

(Unaudited) (cont’d)

VALUE
Total Investments 99.6% (Cost $405,848,072)	$588,274,243
Other Assets Less Liabilities 0.4%	2,610,182
Net Assets 100.0%	$590,884,425

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of September 30, 2020.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$498,407,729	84.4%
United Kingdom	38,448,620	6.5%
Denmark	28,225,054	4.8%
Switzerland	17,748,054	3.0%
Short-Term Investments and Other Assets-Net	8,054,968	1.3%
	$590,884,425	100.0%

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Electrical Equipment	$—	$28,225,054	$—	$28,225,054
Hotels, Restaurants & Leisure	8,896,758	10,013,252	—	18,910,010
Multi-Utilities	—	10,487,387	—	10,487,387
Pharmaceuticals	—	17,748,054	—	17,748,054
Other Common Stocks(a)	507,458,952	—	—	507,458,952
Total Common Stocks	516,355,710	66,473,747	—	582,829,457
Short-Term Investments	—	5,444,786	—	5,444,786
Total Investments	$516,355,710	$71,918,533	$—	$588,274,243

(a)	The Schedule of Investments provides information on the industry categorization as well as a Position by Country summary.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

September 30, 2020

Notes to Schedule of Investments Advisers Management Trust

(Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Advisers Management Trust: International Equity Portfolio, Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Short Duration Bond Portfolio, and Sustainable Equity Portfolio, (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust

(Unaudited) (cont’d)

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost. (Level 2 inputs).

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust's Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing & Reference Data, LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Funds.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust

(Unaudited) (cont’d)

Legend

Benchmarks:
LIBOR		=	London Interbank Offered Rate
SOFR		=	Secured Overnight Financing Rate

Currency Abbreviations:
USD	=	United States Dollar

Index Periods/Payment Frequencies:
1M	=	1 Month
3M	=	3 Months

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) September 30, 2020

Investments	Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY SECURITIES - 75.3%

Federal Agricultural Mortgage Corp.,
1.59%, 1/10/2024	2,800,000	2,916,178
2.62%, 2/26/2024	1,200,000	1,293,047
FFCB,
2.23%, 4/5/2021	500,000	505,365
1.90%, 6/24/2021	1,000,000	1,012,735
1.60%, 1/21/2022	1,000,000	1,018,730
FHLB,
2.38%, 9/10/2021(a)	4,500,000	4,594,290
FHLMC,
2.38%, 2/16/2021	5,000,000	5,041,780
1.13%, 8/12/2021	2,000,000	2,017,112
FNMA,
2.75%, 6/22/2021(a)	6,500,000	6,623,188
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $24,769,740)		25,022,425

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 18.5%

U.S. Treasury Notes,
2.38%, 3/15/2021(a)	2,500,000	2,525,000
2.75%, 9/15/2021	2,000,000	2,049,219
2.38%, 3/15/2022	1,500,000	1,548,750
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,107,548)		6,122,969

Investments	No. of Rights	Value ($)
RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Tobira Therapeutics, Inc., CVR *(c)(d)	225	13
Media - 0.0%
Media General, Inc., CVR *(c)(d)	2,550	—
TOTAL RIGHTS (Cost $7,171)		13

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 7.7%

INVESTMENT COMPANIES - 7.7%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(e)	2,564,028	2,564,028
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 0.01%(e)(f)	468	468
TOTAL INVESTMENT COMPANIES (Cost $2,564,496)		2,564,496

Total Investments - 101.5% (Cost $33,448,955)		33,709,903
Liabilities Less Other Assets - (1.5%)(g)		(505,816)
Net Assets - 100.0%		33,204,087

*	Non-income producing security.
(a)	All or a portion of this security is pledged with the custodian for options written.
(b)	Represents less than 0.05% of net assets of the Fund.
(c)	Security fair valued as of September 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2020 amounted to $13, which represents 0.0% of net assets of the Fund.
(d)	Value determined using significant unobservable inputs.
(e)	Represents 7-day effective yield as of September 30, 2020.
(f)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $468.
(g)	Includes the impact of the Fund’s open positions in derivatives at September 30, 2020.

Abbreviations
CVR	Contingent Value Rights
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

See Notes to Schedule of Investments

1

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont'd)

Derivative Instruments

Written option contracts ("options written")

At September 30, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts

Index
Russell 2000 Index	2	$(301,538)	$1,460	10/2/2020	$(1,110)
Russell 2000 Index	1	(150,769)	1,465	10/2/2020	(630)
Russell 2000 Index	1	(150,769)	1,480	10/2/2020	(950)
Russell 2000 Index	2	(301,538)	1,545	10/2/2020	(9,050)
Russell 2000 Index	1	(150,769)	1,495	10/9/2020	(2,855)
Russell 2000 Index	1	(150,769)	1,510	10/9/2020	(3,290)
Russell 2000 Index	4	(603,077)	1,520	10/9/2020	(15,940)
Russell 2000 Index	2	(301,538)	1,525	10/9/2020	(8,160)
Russell 2000 Index	1	(150,769)	1,520	10/16/2020	(4,755)
Russell 2000 Index	7	(1,055,384)	1,530	10/16/2020	(36,750)
Russell 2000 Index	1	(150,769)	1,460	10/23/2020	(3,225)
Russell 2000 Index	1	(150,769)	1,465	10/23/2020	(3,390)
Russell 2000 Index	5	(753,846)	1,480	10/23/2020	(18,650)
Russell 2000 Index	2	(301,538)	1,485	10/23/2020	(7,830)
Russell 2000 Index	1	(150,769)	1,520	10/30/2020	(6,320)
S&P 500 Index	1	(336,300)	3,245	10/2/2020	(425)
S&P 500 Index	1	(336,300)	3,290	10/2/2020	(1,030)
S&P 500 Index	1	(336,300)	3,295	10/2/2020	(1,130)
S&P 500 Index	4	(1,345,200)	3,320	10/2/2020	(7,020)
S&P 500 Index	4	(1,345,200)	3,340	10/2/2020	(9,840)
S&P 500 Index	9	(3,026,700)	3,400	10/2/2020	(53,505)
S&P 500 Index	11	(3,699,300)	3,325	10/9/2020	(44,715)
S&P 500 Index	6	(2,017,800)	3,355	10/9/2020	(31,860)
S&P 500 Index	1	(336,300)	3,380	10/9/2020	(6,580)
S&P 500 Index	1	(336,300)	3,400	10/9/2020	(7,765)
S&P 500 Index	3	(1,008,900)	3,405	10/9/2020	(24,255)
S&P 500 Index	20	(6,726,000)	3,320	10/16/2020	(106,600)
S&P 500 Index	1	(336,300)	3,395	10/16/2020	(8,730)
S&P 500 Index	7	(2,354,100)	3,245	10/23/2020	(31,115)
S&P 500 Index	2	(672,600)	3,255	10/23/2020	(9,410)
S&P 500 Index	8	(2,690,400)	3,265	10/23/2020	(39,800)
S&P 500 Index	3	(1,008,900)	3,290	10/23/2020	(17,115)
S&P 500 Index	2	(672,600)	3,295	10/23/2020	(11,720)
S&P 500 Index	1	(336,300)	3,380	10/30/2020	(10,330)

Total options written (premium received $888,117)					$(545,850)

At September 30, 2020, the Fund had securities pledged in the amount of $12,718,584 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (See Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3*	Total
Investments:
U.S. Government Agency Securities	$—	$25,022,425	$—	$25,022,425
U.S. Treasury Obligations	—	6,122,969	—	6,122,969
Rights(a)	—	—	13	13
Short-Term Investments	—	2,564,496	—	2,564,496
Total Investments	$—	$33,709,890	$13	$33,709,903

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

* The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Rights(a)
Assets:
Investments in Securities:
Beginning Balance as of January 1, 2020	$13
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/(premiums)	—
Net realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Balance as of September 30, 2020	$13
Net change in unrealized appreciation/(depreciation) on investments still held as of September 30, 2020	$—

(a)	As of the period ended September 30, 2020, these investments were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by level (See Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of September 30, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(545,850)	$—	$—	$(545,850)

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

September 30, 2020

Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Advisers Management Trust U.S. Equity Index PutWrite Strategy Portfolio (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in exchange-traded options written and rights for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and other market information which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (cont’d)

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust's Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.